Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions
AIIG was a party to a management and financial advisory services agreement with a company owned by one of its members. The fees for financial advisory services were negotiated in good faith by both parties on a case-by-case
basis. For financial oversight and monitoring services, AIIG paid a fixed monthly fee under the terms of the agreement. During the nine months ended September 30, 2025 and 2024, the Company incurred fees under the agreement of $411 and $793, respectively, which is recorded within general and administrative expenses. During the second quarter of 2025, the management and financial advisory services agreement was terminated in conjunction with the IPO for a payment of $3,000. This has been included in general and administrative expenses on the condensed consolidated statements of operations and comprehensive income. There were no amounts payable at September 30, 2025 or December 31, 2024, related to the agreement
.

17.	Related Party Transactions
The Company is a party to a management and financial advisory services agreement with a company owned by one of its members. The fees for financial advisory services are negotiated in good faith by both parties on a case-by-case
basis. For financial oversight and monitoring services, the Company pays a fixed monthly fee under the terms of the agreement. During 2024 and 2023, the Company incurred fees under the agreement of $938, for both years, which is recorded within general and administrative expenses. There were no amounts payable at December 31, 2024 or December 31, 2023, related to the agreement.
The Company incurs legal fees for legal services provided by law firms whose principals are members of the Company. For the years ended December 31, 2024 and December 31, 2023
,
the Company incurred legal fees for services totaling approximately $120 and $168, which is recorded within general and administrative expenses.